Retirement Plans and Other Retiree Benefits - Benefits Expected to be Paid Next Five Years (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Defined Pension Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2015	$ 34,262
2016	29,307
2017	30,114
2018	28,862
2019	28,814
2020 to 2024	151,788
Total	303,147
Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2015	4,824
2016	5,218
2017	5,614
2018	5,989
2019	6,322
2020 to 2024	35,502
Total	$ 63,469